Capital and Financial Risk Management - Summary of Net Debt and Capital Reserves (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Capital And Net Debt [Abstract]
Capital and reserves attributable to the Company's equity holders	€ 14,491	€ 13,895
Net debt	5,796	5,297	€ 6,618	€ 2,492
Capital and net debt	€ 20,287	€ 19,192